Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Information Related to VIE's

The carrying amounts and classifications of the assets and liabilities of the VIE are as follows:

December 31,
2018
US$
Current assets	174,366,164
Non-current assets	247,753
Total assets	174,613,917

Current liabilities	151,609,433
Non-current liabilities	—

Total liabilities	151,609,433

The financial performance and cash flows of the VIE are as follows:

Year ended
December 31,
2018
US$
Revenue	—
Cost of revenue	—
Net loss	(4,786,363)
Net cash used in operating activities	(8,804,491)
Net cash used in investing activities	—
Net cash provided by financing activities	8,949,715

Disaggregation of Revenue

Other revenue includes services ancillary to the Group's real estate projects, including construction service revenue and software consulting service income. Construction service revenue and software consulting service income are recognized when services are provided as the customer simultaneously benefits from the services as they are performed.

For the years ended December 31, 2018 and 2019, revenue is recognized and disaggregated by major source as below:

	2018	2019
	US$	US$
Real estate sales	2,139,370,792	2,387,031,568
Real estate management services income	63,447,420	67,488,169
Other revenue	5,148,101	11,984,304
Revenue from contracts with customers	2,207,966,313	2,466,504,041

Real estate lease income	9,584,972	16,128,771

Total revenue	2,217,551,285	2,482,632,812

Contract with Customer, Asset and Liability

The following table presents the Group's contract balances as of December 31, 2018 and 2019:

	December 31, 2018	December 31, 2019
Contract assets	21,779,221	23,093,235
Customer deposits (note 14)	1,921,851,255	1,106,098,647

Schedule of impact of adopting ASC 606 on consolidated statement of comprehensive income

	December 31, 2018
	Amounts
	without	Effects of
	adoption	adoption	Amounts
	of ASC606	of ASC606	as reported
Consolidated statement of comprehensive income
Revenue	1,896,940,997	320,610,288	2,217,551,285
Cost of revenue	(1,499,457,049)	(102,615,934)	(1,602,072,983)
Selling and distribution expenses	(90,805,960)	7,214,309	(83,591,651)
General and administrative expenses	(155,805,869)	(650,301)	(156,456,170)
Income taxes	(93,887,973)	(50,559,274)	(144,447,247)
Net income/(loss)	(68,047,068)	173,999,088	105,952,020

Schedule Of Useful Lives	Estimated useful lives of the assets are as follows:

Corporate aircraft	15 years
Vehicles	5 years
Furniture and fixtures	5 years
Office buildings	20‑60 years

Schedule Of Interest Expense

As a result of the total interest costs capitalized during the period, the interest expense for the years ended December 31, 2017, 2018 and 2019, was as follows:

	2017	2018	2019
	US$	US$	US$
Amortization of issuance cost related to long-term debt	4,384,801	8,624,334	8,132,103
Interest expense of finance leases	1,705,739	1,385,292	973,842
Interest on borrowings	197,410,532	271,831,465	308,747,957

Total interest costs	203,501,072	281,841,091	317,853,902
Total interest costs capitalized	(137,347,632)	(182,595,395)	(204,078,542)

Interest expense, net	66,153,440	99,245,696	113,775,360

Beijing Yuzhouyun Technology Development Center [Member]
Schedule of Information Related to VIE's

The carrying amounts and classifications of the assets and liabilities of Yuzhouyun are as follows:

	December 31,	December 31,
	2018	2019
	US$	US$
Current assets	5,775,479	2,214,155
Non-current assets	3,557,562	4,244,195
Total assets	9,333,041	6,458,350

Current liabilities	11,808,683	13,967,333
Non-current liabilities	—	—

Total liabilities	11,808,683	13,967,333

The financial performance and cash flows of Yuzhouyun are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2018	2019
	US$	US$
Revenue	7,991,038	12,555,974
Cost of revenue	(1,559,129)	(3,682,899)
Net loss	(1,929,266)	(1,796,997)
Net cash provided by operating activities	519,050	368,379
Net cash used in investing activities	(255,509)	(1,885)
Net cash used in financing activities	—	(52,503)